LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Maturities of lease liabilities
2020	$ 115,473
2021	142,061
Total	257,534
Less: amount representing interest	5,455
Total operating lease liabilities	252,079
Current operating lease liabilities	57,990	$ 0
Long-term obligations	$ 194,089	$ 0